Related Party Agreements and Transactions (Receivables from Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Receivables - related parties	$ 247	$ 241
MPC [Member]
Related Party Transaction [Line Items]
Receivables - related parties	242	229
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Receivables - related parties	2	4
Ohio Gathering
Related Party Transaction [Line Items]
Receivables - related parties	2	5
Other Affiliates [Member]
Related Party Transaction [Line Items]
Receivables - related parties	$ 1	$ 3